Goodwill	6 Months Ended
Sep. 30, 2022
Goodwill [Abstract]
GOODWILL

NOTE 8 – GOODWILL

Goodwill consisted of the following as of September 30, 2022 and March 31, 2022:

	As of September 30,	As of March 31,
	2022	2022
Shennong	$5,622,535	$6,288,219
Hekangyuan	3,243,419	3,627,427
Daji	-	168,555
Total	$8,865,954	$10,084,201

The changes in the carrying amount of goodwill for the years ended September 30, 2022 and March 31, 2022 were as follow:

	As of September 30,	As of March 31,
	2022	2022
Balance as of March 31	$10,084,201	$162,832
Acquisitions (Note 14)	-	20,237,015
Disposal	(157,650)	-
Impairment	-	(10,309,745)
Exchange gain and loss	(1,060,597)	(5,901)
Goodwill, net	$8,865,954	$10,084,201

The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of the multi-industry, full-link and full-closed-loop of Shennong, and cooperation of developing the health commodities business stably, combining the production and supply, jointly build a perfect supply chain system with Hekangyuan.

As of September 30, 2022, the company concluded that there was no impairment of goodwill.